SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-07510

                   ACM Municipal Securities Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2006 - June 30, 2007

Item 1.  Proxy Voting Record.



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07510
Reporting Period: 07/01/2006 - 06/30/2007
ACM Municipal Securities Income Fund, Inc.





================== ACM MUNICIPAL SECURITIES INCOME FUND, INC. ==================


The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities and, therefore, did not vote any proxies during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  ACM Municipal Securities Income
                                           Fund, Inc.


                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 30, 2007



*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary